Operating Segments (Tables)	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Schedule of Present Summary Information of Operations by Geographical Area	The following tables present summary information of operations by geographical area for the three and nine months ended September 30, 2024.
	For the Three Months Ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$2,840,500	$4,580,200	$1,177,400	$696,300	$9,294,400
Online advertising services	-	1,031,100	-	-	1,031,100
Content licensing	-	20,000	-	-	20,000
Total	$2,840,500	$5,631,300	$1,177,400	$696,300	$10,345,500
	For the Nine months ended September 30, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$10,691,000	$8,107,900	$3,133,800	$1,681,500	$23,614,200
Online advertising services	-	2,319,000	-	-	2,319,000
Content licensing	-	20,000	-	-	20,000
Total	$10,691,000	$10,446,900	$3,133,800	$1,681,500	$25,953,200